INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions										3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jan. 01, 2026	Oct. 02, 2025	Oct. 01, 2025	Sep. 29, 2025	Sep. 24, 2025	May 09, 2025	Apr. 29, 2025	Mar. 26, 2025	Jun. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Reconciliation of changes in associates and joint ventures
Balance at the beginning of the period		$ 6,377											$ 5,672	$ 6,377	$ 5,672	$ 5,672
Share of (loss) earnings for the period										$ 33		$ (12)		(8)	111	627
Foreign currency translation and other														(5)		706
Share of other comprehensive income (loss)														145		(372)
Distributions														(193)		(1,112)
Disposition of interest														(43)		(1,557)
Acquisitions														687		2,413
Ending Balance	$ 6,960									6,960				6,960		6,377
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures										$ 66		$ 674		$ 66	$ 674
Global intermodal logistics operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage					33.00%				33.00%
Disposal of investments in associates and joint ventures					$ 425				$ 120
Proportion of ownership interest in associate									67.00%
Gains on sale of investments accounted for using equity method					115
Proportion of ownership interest in subsidiary											33.00%		33.00%
Global intermodal logistics operation | Brookfield Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures					115
Gains on sale of investments accounted for using equity method					$ 30
European Hyperscale Data Center Platform
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage											90.00%
Disposal of investments in associates and joint ventures											$ 1,700
Proportion of ownership interest in associate											10.00%
Proportion of ownership interest in subsidiary											90.00%
European Hyperscale Data Center Platform | Brookfield Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures											$ 310
U.K. Port Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures				$ 380
Proportion of ownership interest in associate				25.00%
Brookfield Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate			25.00%	34.00%
GATX Corporation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures		900
U.S. bulk fiber network
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage	80.00%									80.00%				80.00%
Proportion of ownership interest in associate	20.00%
Proportion of ownership interest in subsidiary	80.00%
Brazilian electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary, additional								15.00%
Proportion of ownership interest in subsidiary								31.00%
U.S. Gas Pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage							25.00%
Disposal of investments in associates and joint ventures							$ 400
Gains on sale of investments accounted for using equity method							160
Revaluation gains							$ 70
Australian export terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures						$ 495										630
Gains on sale of investments accounted for using equity method						365										165
Reclassification adjustments on exchange differences on translation, net of tax						$ 12										63
U.K. Port Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage				34.00%
South Korean Industrial Gas Business
Disclosure Of Associates And Joint Ventures [Line Items]
Total consideration																500
South Korean Industrial Gas Business | Brookfield Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Total consideration																$ 125
South Korean Industrial Gas Business | GATX Corporation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures		$ 230
U.S. Semiconductor Manufacturing Facility
Disclosure Of Associates And Joint Ventures [Line Items]
Equity commitment funding										$ 300